Revenues (Details) - Schedule of Revenues Per Major Products - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from contracts with customers [line items]
Total revenues	$ 28,350	$ 29,702
Consumables [Member]
Revenue from contracts with customers [line items]
Total revenues	4,645	3,604
Support services [Member]
Revenue from contracts with customers [line items]
Total revenues	2,653	2,140
Sales of systems [Member]
Revenue from contracts with customers [line items]
Total revenues	$ 21,052	$ 23,958